Property, Plant and Equipment (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 6,457	$ 6,649	$ 6,849